Schedule of Investments (unaudited) January 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 10.5%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/21(a)	BRL	29,037	$6,373,242
0.00%, 01/01/22(a)	BRL	26,524	5,653,063
0.00%, 07/01/22(a)	BRL	25,000	5,167,453
0.00%, 07/01/23(a)	BRL	45,000	8,698,562
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/23	BRL	40,557	10,585,723
Series F, 10.00%, 01/01/25	BRL	32,399	8,763,917
Series F, 10.00%, 01/01/27	BRL	23,193	6,445,492
Series F, 10.00%, 01/01/29	BRL	13,263	3,763,565
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	128,620
10.25%, 01/10/28	BRL	1,420	405,157
12.50%, 01/05/22	BRL	1,633	435,358

			56,420,152

Chile — 4.3%
Bonos de la Tesoreria de la Republica en pesos
4.00%, 03/01/23(b)	CLP	2,310,000	3,026,444
4.50%, 03/01/21	CLP	1,280,000	1,642,608
4.50%, 03/01/26	CLP	3,015,000	4,085,885
4.70%, 09/01/30(b)	CLP	2,705,000	3,748,682
5.00%, 03/01/35	CLP	3,685,000	5,346,624
6.00%, 01/01/43	CLP	3,105,000	5,227,070

			23,077,313

Colombia — 4.3%
Colombia Government International Bond
7.75%, 04/14/21	COP	1,004,000	302,299
9.85%, 06/28/27	COP	745,000	273,020
Colombian TES
6.00%, 04/28/28	COP	12,273,500	3,656,160
6.25%, 11/26/25	COP	6,891,600	2,097,129
7.00%, 05/04/22	COP	12,766,700	3,902,490
7.00%, 06/30/32	COP	7,731,100	2,441,570
7.25%, 10/18/34	COP	3,314,400	1,067,424
7.50%, 08/26/26	COP	10,794,800	3,495,352
7.75%, 09/18/30	COP	6,540,500	2,185,068
10.00%, 07/24/24	COP	10,706,900	3,725,071

			23,145,583

Czech Republic — 4.5%
Czech Republic Government Bond
0.25%, 02/10/27	CZK	50,980	2,058,067
0.45%, 10/25/23(c)	CZK	24,170	1,017,918
0.95%, 05/15/30(c)	CZK	60,430	2,533,490
1.00%, 06/26/26(c)	CZK	62,850	2,684,952
2.00%, 10/13/33	CZK	29,330	1,375,993
2.40%, 09/17/25(c)	CZK	60,160	2,779,868
2.50%, 08/25/28(c)	CZK	54,980	2,621,973
2.75%, 07/23/29	CZK	64,520	3,164,012
3.85%, 09/29/21(c)	CZK	32,750	1,488,030
4.70%, 09/12/22(c)	CZK	44,150	2,092,750
5.70%, 05/25/24(c)	CZK	51,180	2,639,061

			24,456,114

Dominican Republic — 4.4%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	553,800	10,361,374
9.75%, 06/05/26(c)	DOP	702,300	13,350,930

			23,712,304

Security		Par (000)	Value

Hungary — 4.4%
Hungary Government Bond
1.75%, 10/26/22	HUF	703,090	$2,382,113
2.50%, 10/27/21	HUF	404,000	1,380,529
2.50%, 10/24/24	HUF	759,280	2,662,029
2.75%, 12/22/26	HUF	533,800	1,893,976
3.00%, 06/26/24	HUF	613,570	2,193,951
3.00%, 10/27/27	HUF	751,540	2,704,191
3.00%, 08/21/30	HUF	477,020	1,705,147
5.50%, 06/24/25	HUF	706,310	2,840,135
6.00%, 11/24/23	HUF	574,020	2,256,464
6.75%, 10/22/28	HUF	407,110	1,864,895
7.00%, 06/24/22	HUF	505,610	1,928,055

			23,811,485

Indonesia — 8.9%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	24,670,000	1,801,244
6.13%, 05/15/28	IDR	32,071,000	2,247,671
6.50%, 06/15/25	IDR	22,599,000	1,685,616
6.63%, 05/15/33	IDR	24,438,000	1,688,557
7.00%, 05/15/22	IDR	30,585,000	2,304,794
7.00%, 05/15/27	IDR	35,328,000	2,627,286
7.00%, 09/15/30	IDR	20,867,000	1,558,721
7.50%, 08/15/32	IDR	14,867,000	1,105,634
7.50%, 06/15/35	IDR	11,967,000	897,726
7.50%, 05/15/38	IDR	22,947,000	1,675,442
8.13%, 05/15/24	IDR	28,059,000	2,213,075
8.25%, 07/15/21	IDR	29,754,000	2,260,694
8.25%, 05/15/29	IDR	32,328,000	2,594,763
8.25%, 06/15/32	IDR	13,183,000	1,038,324
8.25%, 05/15/36	IDR	27,573,000	2,154,551
8.38%, 03/15/24	IDR	40,031,000	3,179,320
8.38%, 09/15/26	IDR	39,322,000	3,161,886
8.38%, 03/15/34	IDR	41,133,000	3,293,954
8.38%, 04/15/39	IDR	18,099,000	1,434,798
8.75%, 05/15/31	IDR	24,404,000	2,023,092
9.00%, 03/15/29	IDR	28,088,000	2,338,781
9.50%, 07/15/31	IDR	5,720,000	490,630
10.50%, 08/15/30	IDR	6,985,000	641,720
11.00%, 09/15/25	IDR	10,435,000	925,051
12.80%, 06/15/21	IDR	5,677,000	456,642
Perusahaan Penerbit SBSN Indonesia
8.25%, 09/15/23	IDR	17,485,000	1,359,215
8.88%, 11/15/31	IDR	13,500,000	1,090,604

			48,249,791

Malaysia — 4.5%
Malaysia Government Bond
3.48%, 06/14/24	MYR	4,106	1,022,116
3.62%, 11/30/21	MYR	2,340	578,829
3.73%, 06/15/28	MYR	4,708	1,197,462
3.76%, 04/20/23	MYR	3,464	865,954
3.80%, 08/17/23	MYR	5,637	1,413,290
3.89%, 08/15/29	MYR	3,605	933,311
3.90%, 11/30/26	MYR	5,260	1,342,956
3.90%, 11/16/27	MYR	6,852	1,757,899
3.91%, 07/15/26	MYR	2,014	515,423
3.96%, 09/15/25	MYR	4,449	1,136,242
4.06%, 09/30/24	MYR	3,201	815,832
4.16%, 07/15/21	MYR	4,008	996,330
4.18%, 07/15/24	MYR	6,391	1,633,966

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
4.76%, 04/07/37	MYR	5,364	$1,532,946
Malaysia Government Investment Issue
3.73%, 03/31/26	MYR	4,318	1,089,012
3.95%, 04/14/22	MYR	5,960	1,485,230
4.09%, 11/30/23	MYR	4,191	1,063,137
4.13%, 08/15/25	MYR	5,450	1,395,482
4.13%, 07/09/29	MYR	3,126	819,105
4.26%, 07/26/27	MYR	5,000	1,300,750
4.37%, 10/31/28	MYR	6,004	1,589,207

			24,484,479

Mexico — 10.1%
Mexican Bonos
6.75%, 03/09/23	MXN	11,500	611,306
7.25%, 12/09/21	MXN	74,580	3,993,199
7.50%, 06/03/27	MXN	98,885	5,495,987
8.50%, 05/31/29	MXN	79,400	4,734,824
8.50%, 11/18/38	MXN	52,405	3,225,917
10.00%, 12/05/24	MXN	86,823	5,243,427
10.00%, 11/20/36	MXN	28,423	1,975,495
Series M, 5.75%, 03/05/26	MXN	54,462	2,759,092
Series M, 6.50%, 06/10/21	MXN	69,248	3,655,283
Series M, 6.50%, 06/09/22	MXN	91,523	4,832,064
Series M, 7.75%, 05/29/31	MXN	43,707	2,502,083
Series M, 7.75%, 11/23/34	MXN	30,900	1,784,160
Series M, 7.75%, 11/13/42	MXN	61,040	3,516,907
Series M, 8.00%, 12/07/23	MXN	84,915	4,705,229
Series M, 8.00%, 09/05/24	MXN	54,400	3,039,055
Series M, 8.00%, 11/07/47	MXN	44,250	2,634,141

			54,708,169

Peru — 4.4%
Peru Government Bond
5.40%, 08/12/34(b)	PEN	4,854	1,543,684
5.70%, 08/12/24	PEN	4,122	1,373,558
5.94%, 02/12/29(b)	PEN	9,673	3,288,505
6.15%, 08/12/32(b)	PEN	9,377	3,210,088
6.35%, 08/12/28	PEN	10,693	3,718,713
6.90%, 08/12/37	PEN	10,496	3,834,247
6.95%, 08/12/31	PEN	9,481	3,447,633
8.20%, 08/12/26	PEN	8,877	3,369,591

			23,786,019

Philippines — 4.6%
Philippine Government International Bond
3.90%, 11/26/22	PHP	348,000	6,828,069
4.95%, 01/15/21	PHP	48,000	951,901
6.25%, 01/14/36	PHP	699,000	16,947,209

			24,727,179

Poland — 4.7%
Republic of Poland Government Bond
1.75%, 07/25/21	PLN	6,811	1,763,508
2.00%, 04/25/21	PLN	6,468	1,679,634
2.25%, 04/25/22	PLN	6,576	1,720,462
2.25%, 10/25/24	PLN	5,604	1,474,569
2.50%, 01/25/23	PLN	7,867	2,078,505
2.50%, 04/25/24	PLN	7,682	2,040,381
2.50%, 07/25/26	PLN	9,933	2,637,362
2.50%, 07/25/27	PLN	8,008	2,124,160
2.75%, 04/25/28	PLN	7,508	2,026,005
2.75%, 10/25/29	PLN	5,221	1,418,693
3.25%, 07/25/25	PLN	6,532	1,802,293

Security		Par (000)	Value

Poland (continued)
4.00%, 10/25/23	PLN	7,185	$2,003,750
5.75%, 10/25/21	PLN	4,071	1,124,908
5.75%, 09/23/22	PLN	5,742	1,637,283

			25,531,513

Romania — 4.3%
Romania Government Bond
3.25%, 03/22/21	RON	9,060	2,096,419
3.25%, 04/29/24	RON	9,115	2,065,155
3.40%, 03/08/22	RON	6,525	1,508,371
3.50%, 12/19/22	RON	9,250	2,133,929
4.00%, 10/27/21	RON	9,465	2,212,687
4.25%, 06/28/23	RON	8,890	2,092,258
4.75%, 02/24/25	RON	9,015	2,166,333
4.85%, 04/22/26	RON	1,610	388,945
5.00%, 02/12/29	RON	8,605	2,099,524
5.80%, 07/26/27	RON	10,390	2,661,100
5.85%, 04/26/23	RON	9,500	2,342,844
5.95%, 06/11/21	RON	6,130	1,467,346

			23,234,911

Russia — 4.4%
Russian Federal Bond - OFZ
6.50%, 02/28/24	RUB	86,135	1,385,477
6.90%, 05/23/29	RUB	90,538	1,496,134
7.00%, 12/15/21	RUB	90,356	1,451,322
7.00%, 01/25/23	RUB	33,312	541,951
7.00%, 08/16/23	RUB	62,473	1,019,997
7.05%, 01/19/28	RUB	118,567	1,968,588
7.10%, 10/16/24	RUB	82,686	1,361,024
7.25%, 05/10/34	RUB	81,694	1,391,032
7.40%, 12/07/22	RUB	78,230	1,283,235
7.40%, 07/17/24	RUB	74,013	1,229,255
7.50%, 08/18/21	RUB	65,550	1,056,174
7.60%, 04/14/21	RUB	46,910	753,253
7.60%, 07/20/22	RUB	46,729	765,825
7.65%, 04/10/30	RUB	29,192	506,787
7.70%, 03/23/33	RUB	115,676	2,040,352
7.75%, 09/16/26	RUB	82,744	1,418,427
7.95%, 10/07/26	RUB	56,927	984,868
8.15%, 02/03/27	RUB	104,828	1,838,955
8.50%, 09/17/31	RUB	71,080	1,321,354

			23,814,010

South Africa — 5.5%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	27,686	1,321,815
6.50%, 02/28/41	ZAR	24,838	1,154,743
6.75%, 03/31/21	ZAR	8,279	552,447
7.00%, 02/28/31	ZAR	26,800	1,517,815
7.75%, 02/28/23	ZAR	35,285	2,422,389
8.00%, 01/31/30	ZAR	44,150	2,755,911
8.25%, 03/31/32	ZAR	35,720	2,186,605
8.50%, 01/31/37	ZAR	40,015	2,361,731
8.75%, 01/31/44	ZAR	37,191	2,175,399
8.75%, 02/28/48	ZAR	72,664	4,235,015
8.88%, 02/28/35	ZAR	29,729	1,851,487
9.00%, 01/31/40	ZAR	32,301	1,967,152
10.50%, 12/21/26	ZAR	66,808	5,027,367

			29,529,876

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thailand — 5.2%
Thailand Government Bond
1.45%, 12/17/24	THB	24,070	$779,885
1.88%, 06/17/22	THB	40,106	1,303,467
2.00%, 12/17/22	THB	54,106	1,770,552
2.13%, 12/17/26	THB	56,370	1,909,134
2.40%, 12/17/23	THB	59,803	2,001,146
2.88%, 12/17/28	THB	52,006	1,880,593
2.88%, 06/17/46	THB	40,854	1,547,642
3.30%, 06/17/38	THB	41,555	1,670,806
3.40%, 06/17/36	THB	60,254	2,416,703
3.63%, 06/16/23	THB	49,488	1,717,413
3.65%, 12/17/21	THB	66,264	2,226,484
3.65%, 06/20/31	THB	46,584	1,831,788
3.78%, 06/25/32	THB	62,138	2,504,807
3.85%, 12/12/25	THB	52,949	1,952,900
4.26%, 12/12/37(c)	THB	470	19,913
4.88%, 06/22/29	THB	57,983	2,443,413

			27,976,646

Turkey — 4.4%
Turkey Government Bond
7.10%, 03/08/23	TRY	11,030	1,701,993
8.00%, 03/12/25	TRY	8,298	1,285,247
8.50%, 09/14/22	TRY	5,834	943,587
9.00%, 07/24/24	TRY	8,098	1,309,765
9.20%, 09/22/21	TRY	6,779	1,118,507
9.50%, 01/12/22	TRY	7,608	1,258,405
10.40%, 03/20/24	TRY	4,792	811,862
10.50%, 08/11/27	TRY	12,774	2,204,790
10.60%, 02/11/26	TRY	14,603	2,524,086
10.70%, 02/17/21	TRY	5,744	965,510
10.70%, 08/17/22	TRY	9,875	1,675,549
11.00%, 03/02/22	TRY	11,626	1,977,508
11.00%, 02/24/27	TRY	9,352	1,645,405
12.20%, 01/18/23	TRY	9,328	1,645,874

Security		Par/ Shares (000)	Value

Turkey (continued)
12.40%, 03/08/28	TRY	7,090	$1,343,345
16.20%, 06/14/23	TRY	7,552	1,480,129

			23,891,562

Uruguay — 4.5%
Uruguay Government International Bond
8.50%, 03/15/28(c)	UYU	452,856	10,736,745
9.88%, 06/20/22(c)	UYU	509,923	13,499,025

			24,235,770

Total Foreign Government Obligations — 97.9% (Cost: $528,452,171)			528,792,876

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)		2,444	2,444,000

Total Short-Term Investments — 0.5% (Cost: $2,444,000)			2,444,000

Total Investments in Securities — 98.4% (Cost: $530,896,171)			531,236,876

Other Assets, Less Liabilities — 1.6%			8,639,186

Net Assets — 100.0%			$539,876,062

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,933	(4,489)	2,444	$2,444,000	$19,932	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$528,792,876	$—	$528,792,876
Money Market Funds	2,444,000	—	—	2,444,000

	$2,444,000	$528,792,876	$—	$531,236,876

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Peso

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peru Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian Leu

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

4